January 28, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

     Re:  Insured Municipals Income Trust and Investors' Quality
          Tax-Exempt Trust, Multi-Series 306
          File No. 333-59223   CIK #1024822

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on January 23, 2009.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.